Note 2 - Investments	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

NOTE 2 - Investments

The Company limits credit risk by investing primarily in investment grade securities and by diversifying its investment portfolio among government and corporate bonds and mortgage loans. The Company manages its fixed income portfolio to diversify between and within industry sectors. Investments in available-for-sale securities at December 31 are summarized as follows:

2015	Amortized	Gross Unrealized	Gross Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$23,373,714	$642,038	$-	$24,015,752
States and political subdivisions	36,830,198	4,511,826	136,585	41,205,439
Corporate	229,425,035	10,338,999	4,587,896	235,176,138
Foreign	65,010,084	1,731,076	4,682,638	62,058,522
Asset-backed securities	143,552	457	-	144,009
Mortgage-backed securities (MBS):
Commercial MBS	6,830,520	148,314	15,592	6,963,242
Residential MBS	37,200,599	1,776,233	62,255	38,914,577
Corporate redeemable preferred stock	711,915	-	42,787	669,128
Total fixed maturity securities	399,525,617	19,148,943	9,527,753	409,146,807
Equity securities:
U.S. agencies	707,900	-	-	707,900
Mutual funds	318,284	-	14,253	304,031
Corporate common stock	6,426,482	702,497	524,121	6,604,858
Total equity securities	7,452,666	702,497	538,374	7,616,789
Total	$406,978,283	$19,851,440	$10,066,127	$416,763,596

2014	Amortized	Gross Unrealized	Gross Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$28,063,178	$820,997	$16,164	$28,868,011
States and political subdivisions	38,021,271	5,985,975	-	44,007,246
Corporate	224,299,411	15,669,733	930,632	239,038,512
Foreign	63,792,040	2,934,542	751,369	65,975,213
Asset-backed securities	1,432,996	33,501	-	1,466,497
Mortgage-backed securities (MBS):
Commercial MBS	7,869,355	266,831	-	8,136,186
Residential MBS	40,118,010	2,507,809	6	42,625,813
Total fixed maturity securities	403,596,261	28,219,388	1,698,171	430,117,478
Equity securities:
U.S. agencies	707,900	-	-	707,900
Mutual funds	318,284	40,038	-	358,322
Corporate common stock	5,305,252	1,157,718	123,373	6,339,597
Total equity securities	6,331,436	1,197,756	123,373	7,405,819
Total	$409,927,697	$29,417,144	$1,821,544	$437,523,297

The following table summarizes, for all securities in an unrealized loss position at December 31, 2015 and 2014, the estimated fair value, pre-tax gross unrealized loss and number of securities by length of time that those securities have been continuously in an unrealized loss position.

	December 31, 2015			December 31, 2014
		Gross	Number		Gross	Number
	Estimated	Unrealized	of	Estimated	Unrealized	of
	Fair Value	Loss	Securities	Fair Value	Loss	Securities
Fixed maturities:
Less than 12 months:
States and political subdivisions	$1,613,415	$136,585	2	$-	$-	-
Corporate	55,039,213	3,873,158	52	12,473,068	508,818	7
Foreign	24,154,510	1,418,143	20	10,374,173	310,267	7
Commercial MBS	1,447,694	15,592	2	-	-	-
Residential MBS	3,320,890	62,255	2	16,862	6	1
Corporate redeemable
preferred stock	669,128	42,787	2	-	-	-
Greater than 12 months:
U.S. government obligations	-	-	-	7,736,774	16,164	1
Corporate	5,533,581	714,738	4	3,828,887	421,814	3
Foreign	6,007,156	3,264,495	4	4,724,455	441,102	2
Total fixed maturities	97,785,587	9,527,753	88	39,154,219	1,698,171	21

Equity securities:
Less than 12 months:
Mutual funds	304,031	14,253	1	-	-	-
Corporate common stock	2,449,672	473,551	15	527,614	103,438	4
Greater than 12 months:
Corporate common stock	183,960	50,570	3	525,865	19,935	4
Total equities	2,937,663	538,374	19	1,053,479	123,373	8

Total	$100,723,250	$10,066,127	107	$40,207,698	$1,821,544	29

At December 31, 2015, 97.4% of the fixed maturity portfolio had a fair value to amortized cost ratio of greater than 80%, and 93.4% of the equity securities portfolio had a fair value to cost ratio of greater than 80%. At December 31, 2015, 54.5% and 22.6% of the gross unrealized losses shown above were comprised of fixed maturity securities in the basic industrial sector and energy sector, respectively.  The majority of these unrealized losses were attributable to credit spread widening across the energy sector and metals/mining subsectors associated with sharp declines in commodity prices.  Energy-related companies have been negatively impacted by the rapid decline in oil prices, which has pressured revenues and margins.  The metal/mining sub-sector companies are experiencing lower demand for coal, copper, iron ore and other minerals due to the economic slowdown in China in addition to sluggish demand in the United States and Europe and tightening environmental regulation.

At December 31, 2015, the unrealized losses associated with our equity securities were primarily attributable to unrealized losses on real estate sector stocks.  The increase in unrealized losses is primarily due to equity market conditions at year end.

The Company’s decision to record an impairment loss is primarily based on whether the security’s fair value is likely to remain significantly below its book value in light of all the factors considered. Factors that are considered include the length of time the security’s fair value has been below its carrying amount, the severity of the decline in value, the credit worthiness of the issuer, and the coupon and/or dividend payment history of the issuer. The Company also assesses whether it intends to sell or whether it is more likely than not that it may be required to sell the security prior to its recovery in value. For any fixed maturity securities that are other-than-temporarily impaired, the Company determines the portion of the other-than-temporary impairment that is credit-related and the portion that is related to other factors. The credit-related portion is the difference between the expected future cash flows and the amortized cost basis of the fixed maturity security, and that difference is charged to earnings. The non-credit-related portion representing the remaining difference to fair value is recognized in other comprehensive income (loss). Only in the case of a credit-related impairment where management has the intent to sell the security, or it is more likely than not that it will be required to sell the security before recovery of its cost basis, is a fixed maturity security adjusted to fair value and the resulting losses recognized in realized gains/losses in the consolidated statements of income. Any other-than-temporary impairments on equity securities are recorded in the consolidated statements of income in the periods incurred as the difference between fair value and cost. Based on our review, the Company experienced no other-than-temporary impairments during the years ended December 31, 2015 or 2014.

Management believes that the Company will fully recover its cost basis in the securities held at December 31, 2015, and management does not have the intent to sell nor is it more likely than not that the Company will be required to sell such securities until they recover or mature. The temporary impairments shown herein are primarily the result of the current interest rate and economic environment rather than credit factors that would imply other-than-temporary impairment.

Net unrealized gains for investments classified as available-for-sale are presented below, net of the effect on deferred income taxes and deferred acquisition costs assuming that the appreciation had been realized.

	December 31
	2015	2014
Net unrealized appreciation on available-for sale securities	$9,785,313	$27,595,600
Adjustment to deferred acquisition costs	(249,401)	(711,650)
Deferred income taxes	(3,242,210)	(9,140,543)
Net unrealized appreciation on available-for sale securities	$6,293,702	$17,743,407

The amortized cost and fair value of debt securities at December 31, 2015, by contractual maturity, are presented below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-Sale
	Amortized	Fair
	Cost	Value
Due in one year or less	$9,836,202	$9,981,356
Due after one year through five years	90,063,962	96,190,461
Due after five years through ten years	183,395,618	180,028,828
Due after ten years	50,322,624	54,780,672
Due at multiple maturity dates	65,907,211	68,165,490
Total	$399,525,617	$409,146,807

Proceeds for the years ended December 31, 2015 and 2014 from sales and maturities of investments in available-for-sale securities, as well as gross gains and gross losses realized, are presented below.

	2015	2014
Proceeds from sales and maturities	$37,200,703	$46,446,460
Gross realized gains	939,423	974,260
Gross realized losses	(203,856)	(263,628)

Presented below is investment information, including the accumulated and annual change in net unrealized investment gains or losses. Additionally, the table shows the annual change in net unrealized investment gains (losses) and the amount of realized investment gains (losses) by investment type for the years ended December 31, 2015 and 2014.

	2015	2014
Change in net unrealized investment gains (losses):
Securities available-for-sale:
Fixed maturities	$(16,900,027)	$11,008,303
Equity securities	(910,260)	1,144,411
Net realized investment gains (losses):
Securities available-for-sale:
Fixed maturities	$91,141	$682,604
Equity securities	644,426	28,028
Mortgage loans on real estate	75,915	-
Investments in convertible options	7,223	-

The Company is required to hold assets on deposit for the benefit of policyholders in accordance with statutory rules and regulations. At December 31, 2015 and 2014, these required deposits had a total fair value of $22,899,132 and $23,951,372, respectively.

The Company also engages in commercial and residential mortgage lending. As of December 31, 2015, investments in commercial and residential properties comprised 32.1% and 67.9%, respectively, of the Company’s mortgage portfolio. At December 31, 2014, investments in commercial and residential properties comprised 41.9% and 58.1%, respectively, of the Company’s mortgage portfolio.

All commercial mortgage loans as well as residential apartment building loans are either originated in-house or through two mortgage brokers, are secured by first mortgages on the real estate and generally carry personal guarantees by the borrowers. Loan-to-value ratios of 80% or less and debt service coverage from existing cash flows of 115% or higher are generally required. We minimize credit risk in our mortgage loan portfolio through various methods, including stringently underwriting the loan request, maintaining small average loan balances, and reviewing larger mortgage loans on an annual basis.

The Company purchases single family residential mortgage loans through the secondary market. Each mortgage loan opportunity is reviewed individually, considering both the value of the underlying property and the credit worthiness of the borrower. We utilize third party servicers to administer these loans.

As of December 31, 2015 and 2014, there were no non-performing mortgage loans, loans on nonaccrual status, loans 90 days past due or more, loans in process of foreclosure, or restructured loans. The Company experienced no mortgage loan defaults during 2015 or 2014.

The Company’s investments in mortgage loans, by state, are as follows:

	December 31
	2015	2014
Illinois	$6,046,408	$3,392,446
Texas	5,694,612	2,290,700
Florida	3,906,034	6,047,236
California	3,366,434	4,806,451
Kentucky	3,241,793	3,492,854
Georgia	2,671,788	3,123,530
Ohio	1,692,354	1,805,093
Missouri	1,342,845	267,996
Tennessee	895,607	1,054,671
Arizona	774,060	927,600
Indiana	759,139	95,434
West Virginia	412,250	440,725
Nevada	373,359	-
Pennsylvania	370,323	-
North Carolina	353,275	359,308
New Jersey	247,723	252,612
South Carolina	225,881	248,815
Colorado	222,364	225,772
Massachusetts	205,469	239,399
Idaho	159,073	174,433
Kansas	135,401	136,442
Utah	77,939	77,919
Total	$33,174,131	$29,459,436

At December 31, 2015, the Company held various real estate investments for the production of income totaling $1,126,649, which is reported net of accumulated depreciation of $586,762. At December 31, 2014, the Company’s real estate investments totaled $1,123,089, net of accumulated depreciation of $561,459.

The Company owns certain investments in state-guaranteed receivables. These investments represent an assignment of the future rights to cash flows from lottery winners purchased at a discounted price. Payments on these investments are made by state run lotteries and guaranteed by the states. At December 31, 2015, the amortized cost and estimated fair value of state-guaranteed receivables, by contractual maturity, are summarized as follows:

	State-Guaranteed Receivables
	Amortized	Fair
	Cost	Value
Due in one year or less	$763,177	$772,746
Due after one year through five years	2,663,392	2,898,690
Due after five years through ten years	3,014,588	3,688,548
Due after ten years	1,251,802	1,734,950
Total	$7,692,959	$9,094,934

The outstanding balance of state-guaranteed receivables, by state, as of December 31, 2015 and 2014 is summarized as follows:

	December 31
	2015	2014
New York	$3,496,115	$3,694,805
Massachusetts	1,991,601	1,969,570
Georgia	1,432,022	1,467,774
Pennsylvania	294,968	299,851
Texas	243,939	227,649
California	180,143	188,131
Ohio	54,171	69,599
Total	$7,692,959	$7,917,379

During the third quarter of 2015, the Company began purchasing investments in convertible fixed maturity securities. Convertible securities feature an option allowing for a portion of the security to be converted into an equity position of the underlying issuer in exchange for a lower coupon rate. In accordance with FASB accounting guidance, this convertible feature must be bifurcated and reported separately on the balance sheet at fair value, with adjustments in fair value recognized in the income statement. Accordingly, the convertible options within our portfolio are reported as investments in convertible options on the balance sheet, and the mark-to-market adjustment associated with the changes in fair value of the convertible options are reported as gains (losses) on investments in convertible options as a component of net investment income. As of December 31, 2015, the total fair value of our investments in convertible options was $957,405. For the year ended December 31, 2015, we recognized a gain on our investments in convertible options of $102,342 relative to the mark-to-market adjustment. Additionally, we recognized net realized investment gains of $7,223 upon the exchange of convertible securities.

Major categories of net investment income are summarized as follows:

	2015	2014
Fixed maturities	$18,296,411	$18,957,838
Equity securities	295,368	270,306
Mortgage loans on real estate	2,316,721	1,497,721
Policy loans	494,299	478,712
State-guaranteed receivables	545,120	557,812
Gain on investments in convertible options	102,342	-
Other	219,037	232,606
Gross investment income	22,269,298	21,994,995
Investment expenses	1,031,985	832,260
Net investment income	$21,237,313	$21,162,735